Income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
Income tax expense [abstract]
Income tax expense
	For the year ended 31 December
	2017	2016	2015

Current income tax expense	1,942,238	3,905,968	6,386,149
Deferred income tax (Note 31)	(724,712)	(440,817)	(687,206)

Total	1,217,526	3,465,151	5,698,943

Reconciliation of effective income tax rate from notional income tax rate
	For the year ended 31 December
	2017	2016	2015

Notional tax on profit before income tax expense, calculated at the applicable income tax rates in the countries concerned	26.13%	25.16%	25.11%
Effect of tax losses not recognized	18.45%	1.58%	(0.12%)

Effect of deductible temporary differences not recognized	6.04%	(0.20%)	(0.16%)
Effect of non-taxable income	(12.37%)	(2.89%)	(1.77%)
Effect of non-deductible expenses	7.05%	1.09%	1.37%
Others	(1.84%)	0.35%	0.39%

Effective tax rate	43.46%	25.09%	24.82%